Leases (Tables)	12 Months Ended
Dec. 31, 2021
Leases [Abstract]
Schedule of cash flow information related to leases
Supplemental cash flow information related to leases were as follows:

	Year ended December 31
	2021	2020
Cash paid for amounts included in the measurement of lease liabilities:
Operating cash flows for operating lease payments	$7,702	$10,348

Schedule of lessee, operating lease, liability, maturity
As of December 31, 2021, the operating lease liabilities will mature over the following periods:

As of December 31, 2021
2022	$7,195
2023	6,019
2024	4,656
2025	3,651
2026	3,596
2027 and thereafter	11,194

Total remaining lease payments	$36,311
Less: Imputed interest	(8,436)

Total operating lease liabilities:	$27,875

Current operating lease liability	6,938
Non-current operating lease liability	$20,937

Schedule of balance sheet information related to lease agreements
Supplemental consolidated balance sheet information related to these lease agreements were as follows:

As of December 31, 2021
Operating lease right-of-use assets	$235

Current lease liabilities	107
Non-current lease liabilities	128

Total operating lease liabilities	$235